Fixed Assets, Net	12 Months Ended
Dec. 31, 2018
FIXED ASSETS, NET [Abstract]
Fixed Assets, Net

9.     FIXED ASSETS, NET

	As of December 31,
	2017	2018
Computer equipment (including servers)	$236,470	$280,157
Leasehold improvements	6,358	12,207
Office furniture	1,925	1,914
Vehicles	337	362
Fixed assets, gross	245,090	294,640
Less: Accumulated depreciation	(105,881)	(147,145)
Fixed assets, net	$139,209	$147,495

For the years ended December 31, 2016, 2017 and 2018, depreciation expenses were US$33,886, US$48,205, and US$60,690, respectively. No impairment loss was recognized for the years ended December 31, 2016, 2017, and 2018.